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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger Global Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.5%
BELGIUM—1.1%
BREWERS—1.1%
Anheuser-Busch InBev NV	4,311	$415,047
(Cost $412,720)

CANADA—1.1%
LEISURE PRODUCTS—1.1%
BRP, Inc.*(a)	15,952	428,990
(Cost $377,894)

CHINA—3.0%
AUTOMOBILE MANUFACTURERS—0.8%
Great Wall Motor Co., Ltd.	63,854	298,454

DIVERSIFIED METALS & MINING—1.0%
Tiangong International Co., Ltd.	1,378,043	369,580

INTERNET SOFTWARE & SERVICES—1.3%
Tencent Holdings Ltd.	10,874	493,250
TOTAL CHINA (Cost $550,655)		1,161,284

COLOMBIA—0.8%
CONSTRUCTION MATERIALS—0.8%
Cementos Argos SA	63,300	292,321
(Cost $270,540)

FRANCE—1.0%
PHARMACEUTICALS—1.0%
Sanofi	3,660	390,296
(Cost $404,188)

GERMANY—3.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Adidas AG	3,706	413,095

APPLICATION SOFTWARE—1.1%
SAP AG#	5,600	408,184

AUTOMOBILE MANUFACTURERS—1.1%
Bayerische Motoren Werke AG	4,271	418,070
TOTAL GERMANY (Cost $1,143,358)		1,239,349

HONG KONG—2.6%
APPAREL RETAIL—0.2%
Sitoy Group Holdings Ltd.	157,115	63,003

CASINOS & GAMING—0.7%
Galaxy Entertainment Group Ltd.*	55,000	288,628

CONSTRUCTION & ENGINEERING—0.9%
China State Construction International Holdings Ltd.	210,341	336,301

LIFE & HEALTH INSURANCE—0.9%
AIA Group Ltd.	70,911	336,010
TOTAL HONG KONG (Cost $832,264)		1,023,942

INDIA—0.7%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Tata Motors Ltd.#	11,952	287,326
(Cost $291,345)

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
INDONESIA—0.8%
DEPARTMENT STORES—0.8%
Matahari Department Store Tbk PT*	253,546	$307,142
(Cost $319,464)

IRELAND—1.7%
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC	3,300	227,535

INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC	6,996	427,106
TOTAL IRELAND (Cost $616,120)		654,641

ITALY—1.1%
APPAREL RETAIL—1.1%
Prada SpA	44,746	417,710
(Cost $308,366)

JAPAN—10.8%
APPAREL RETAIL—1.1%
Fast Retailing Co., Ltd.	1,200	411,047

AUTOMOBILE MANUFACTURERS—1.1%
Toyota Motor Corp.	6,728	410,089

DIVERSIFIED BANKS—2.2%
Mitsubishi UFJ Financial Group, Inc.	67,787	415,948
Sumitomo Mitsui Financial Group, Inc.	9,934	454,887
		870,835
DIVERSIFIED REAL ESTATE ACTIVITIES—1.2%
Sumitomo Realty & Development Co., Ltd.	11,000	461,024

ELECTRONIC COMPONENTS—1.1%
Murata Manufacturing Co., Ltd.	5,951	409,513

PROPERTY & CASUALTY INSURANCE—1.1%
Tokio Marine Holdings, Inc.	13,300	425,703

SPECIALTY CHEMICALS—2.1%
Nitto Denko Corp.	7,231	408,264
Shin-Etsu Chemical Co., Ltd.	6,414	400,773
		809,037
SPECIALTY STORES—1.1%
Sanrio Co., Ltd.	8,461	412,921
TOTAL JAPAN (Cost $4,058,697)		4,210,169

MEXICO—0.7%
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Infraestructura Energetica Nova SAB de CV*	72,261	285,673
(Cost $266,713)

NETHERLANDS—4.6%
ALTERNATIVE CARRIERS—1.0%
Ziggo NV	10,146	402,982

CONSTRUCTION & ENGINEERING—1.0%
Chicago Bridge & Iron Co., NV#	6,420	382,504
INTEGRATED OIL & GAS—1.2%
Royal Dutch Shell PLC#	6,550	447,693

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
NETHERLANDS—(CONT.)
SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV/ Reg S#	6,326	$568,706
TOTAL NETHERLANDS (Cost $1,606,242)		1,801,885

PERU—0.6%
DIVERSIFIED BANKS—0.6%
Credicorp Ltd.	2,000	237,580
(Cost $259,268)

PHILIPPINES—0.8%
DIVERSIFIED BANKS—0.8%
BDO Unibank, Inc.	163,980	305,693
(Cost $345,996)

RUSSIA—0.7%
INTERNET SOFTWARE & SERVICES—0.7%
Yandex NV*	8,300	269,750
(Cost $237,063)

SOUTH KOREA—1.0%
CONSTRUCTION & ENGINEERING—0.4%
Doosan Heavy Industries and Construction Co., Ltd.	3,500	143,588

SEMICONDUCTORS—0.6%
Samsung Electronics Co., Ltd.	203	231,236
TOTAL SOUTH KOREA (Cost $414,979)		374,824

SPAIN—0.3%
APPAREL RETAIL—0.3%
Inditex SA	950	126,617
(Cost $91,749)

SWITZERLAND—3.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Cie Financiere Richemont SA	4,484	438,952

PHARMACEUTICALS—1.0%
Roche Holding AG	1,500	369,530

SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	12,453	433,489
TOTAL SWITZERLAND (Cost $1,183,659)		1,241,971

TAIWAN—1.1%
CONSUMER FINANCE—0.4%
Chailease Holding Co., Ltd.	67,174	160,797

ELECTRONIC MANUFACTURING SERVICES—0.7%
Hon Hai Precision Industry Co., Ltd.	105,000	272,345
TOTAL TAIWAN (Cost $376,655)		433,142

UNITED KINGDOM—5.1%
HOUSEHOLD PRODUCTS—1.0%
Reckitt Benckiser Group PLC	5,589	397,795

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
UNITED KINGDOM—(CONT.)
IT CONSULTING & OTHER SERVICES—1.0%
Telecity Group PLC	27,409	$370,653

PACKAGED FOODS & MEATS—1.1%
Tate & Lyle PLC	32,537	415,251

SPECIALTY CHEMICALS—1.0%
Croda International PLC	10,675	407,418

TOBACCO—1.0%
British American Tobacco PLC	7,384	393,800
TOTAL UNITED KINGDOM (Cost $2,039,682)		1,984,917

UNITED STATES—49.7%
ADVERTISING—0.8%
Lamar Advertising Co., Cl. A*	7,050	305,477

AEROSPACE & DEFENSE—1.6%
Honeywell International, Inc.	5,000	414,900
Precision Castparts Corp.	900	199,548
		614,448
AIRLINES—0.9%
Delta Air Lines, Inc.	16,250	344,988

APPAREL ACCESSORIES & LUXURY GOODS—1.4%
PVH Corp.	3,000	395,370
Ralph Lauren Corp.	800	145,648
		541,018
APPAREL RETAIL—0.9%
Gap Inc., /The	7,250	332,775

AUTO PARTS & EQUIPMENT—1.6%
BorgWarner, Inc.	4,100	391,263
WABCO Holdings, Inc.*	2,750	217,415
		608,678
BIOTECHNOLOGY—1.6%
Biogen Idec Inc.*	1,350	294,476
Gilead Sciences, Inc.*	5,650	347,192
		641,668
BROADCASTING—0.6%
CBS Corp., Cl. B	4,350	229,854

CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	8,900	401,212

CASINOS & GAMING—1.4%
Las Vegas Sands Corp.	9,950	552,922

COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	27,150	693,683

COMPUTER HARDWARE—4.2%
Apple, Inc.	3,600	1,628,999

COMPUTER STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	3,100	199,578

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Cummins, Inc.	3,350	405,987

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
UNITED STATES—(CONT.)
CONSUMER FINANCE—0.7%
American Express Co.	3,800	$280,326

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Mastercard, Inc., Cl. A	950	580,080

DISTILLERS & VINTNERS—0.8%
Beam, Inc.	4,700	305,453

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	2,800	225,204

DRUG RETAIL—0.5%
CVS Caremark Corp.	3,400	209,066

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Mosaic Co., /The	3,250	133,543

FOOTWEAR—1.4%
NIKE, Inc., Cl. B	8,350	525,382

HEALTH CARE SERVICES—0.5%
Express Scripts, Inc.*	2,950	193,373

HOME IMPROVEMENT RETAIL—0.6%
Home Depot, Inc., /The	2,700	213,381

HOMEBUILDING—0.7%
Standard Pacific Corp.*	34,000	278,120

HOUSEHOLD PRODUCTS—0.6%
Procter & Gamble Co., /The	3,100	248,930

INTERNET SOFTWARE & SERVICES—1.9%
Facebook, Inc.*	20,400	751,331

INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	14,600	397,266

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	5,000	208,350

LIFE SCIENCES TOOLS & SERVICES—0.5%
Charles River Laboratories International Inc.*	4,400	200,376

MOTORCYCLE MANUFACTURERS—0.8%
Harley-Davidson, Inc.	5,650	320,751

OIL & GAS EQUIPMENT & SERVICES—1.9%
Cameron International Corp.*	3,150	186,795
Halliburton Company	4,550	205,615
National Oilwell Varco, Inc.	4,700	329,798
		722,208
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Anadarko Petroleum Corp.	3,400	300,968
Pioneer Natural Resources Co.	2,050	317,258
Whiting Petroleum Corp.*	6,350	326,834
		945,060
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Citigroup, Inc.	7,650	398,871

PERSONAL PRODUCTS—0.1%
Coty, Inc.*	1,150	19,769

PHARMACEUTICALS—3.5%
Actavis, Inc.*	4,550	610,928

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
UNITED STATES—(CONT.)
Bristol-Myers Squibb Co.	8,300	$358,892
Mylan, Inc.*	11,300	379,228
		1,349,048
REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	4,350	395,981

REGIONAL BANKS—1.1%
Zions Bancorporation	14,150	419,406

RESTAURANTS—1.0%
McDonald’s Corp.	4,000	392,320

SEMICONDUCTORS—1.8%
Altera Corp.	10,250	364,489
Skyworks Solutions, Inc.*	14,650	351,893
		716,382
SOFT DRINKS—1.5%
PepsiCo, Inc.	7,100	593,134

SPECIALTY CHEMICALS—2.2%
Celanese Corp.	3,100	148,986
Rockwood Holdings, Inc.	10,500	711,164
		860,150
TOTAL UNITED STATES (Cost $15,012,749)		19,384,548
TOTAL COMMON STOCKS (Cost $31,420,366)		37,274,817

MASTER LIMITED PARTNERSHIP—2.7%
UNITED STATES—2.7%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Blackstone Group LP	27,550	621,253

INVESTMENT BANKING & BROKERAGE—1.1%
Apollo Global Management LLC	16,450	439,543
TOTAL UNITED STATES (Cost $1,004,947)		1,060,796
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,004,947)		1,060,796

REAL ESTATE INVESTMENT TRUST—0.4%
TURKEY—0.4%
RESIDENTIAL REITS—0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	117,600	162,333
(Cost $172,177)
Total Investments (Cost $32,597,490)(b)	98.7%	38,497,946
Other Assets in Excess of Liabilities	1.3	517,654
NET ASSETS	100.0%	$39,015,600

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.

(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(b)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $32,916,203, amounted to $5,177,387 which consisted of aggregate gross unrealized appreciation of $6,393,866 and aggregate gross unrealized depreciation of $1,216,479.

See Notes to Schedule of Investments.

ALGER GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

Alger Global Growth Fund (formerly Alger China-U.S. Growth Fund) (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities that are economically tied to China (including Hong Kong and Taiwan) or the United States.  The Fund offers Class A, C, I and Z shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

Alger China-U.S. Growth Fund became Alger Global Growth Fund on May 31, 2013.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

ALGER GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

ALGER GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,732,250	$8,732,250	—	—
Consumer Staples	2,998,245	2,998,245	—	—
Energy	2,400,634	2,400,634	—	—
Financials	4,897,842	4,897,842	—	—
Health Care	3,144,291	3,144,291	—	—
Industrials	3,603,270	3,603,270	—	—
Information Technology	7,593,693	7,593,693	—	—
Materials	3,097,253	3,097,253	—	—
Telecommunication Services	402,982	402,982	—	—
TOTAL COMMON STOCKS	$36,870,460	$36,870,460	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,060,797	1,060,797	—	—
REAL ESTATE INVESTMENT TRUST
Financials	162,333	162,333	—	—
TOTAL INVESTMENTS IN SECURITIES	$38,093,590	$38,093,590	—	—

On July 31, 2013 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents	$924,220	$924,220	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency

ALGER GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase its exposure to stock market risk and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative transactions for the period ended July 31, 2013.

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the Financial Accounting Standard Board issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2013